Share-Based Payments - Schedule (Details) - Warrants		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2018 kr / shares	Dec. 31, 2017 kr / shares shares
Number of warrants outstanding
Warrants granted at beginning of period		1,932,156	1,674,324	1,481,796
Warrants granted		363,168	257,832	192,528
Warrants forfeited	(45,216)	(45,216)
Warrants cancelled		(22,032)
Warrants granted at end of period		2,228,076	1,932,156	1,674,324	1,481,796
Weighted Average Exercise Price/Share (DKK)
Warrants granted at beginning of period, price per share		kr 1	kr 1	kr 1
Warrants granted, price per share		1	1	1
Warrants forfeited, price per share		1
Warrants cancelled, price per share		1
Warrants granted at end of period, price per share		kr 1	kr 1	kr 1	kr 1
Weighted Average Remaining Contractual Life (years)
Warrants granted, remaining contractual life		15 years	17 years	18 years	19 years
Warrants granted , remaining contractual life		11 years	17 years	18 years
Warrants forfeited , remaining contractual life		16 years
Warrants cancelled , remaining contractual life		16 years
Warrants exercisable, remaining contractual life		0 years	0 years
Other information
Warrants granted, per articles of incorporation | shares					1,532,952